Organization and Significant Accounting Policies - Schedule of Net Impact of the Adoption to the Line Items in the Consolidated Balance Sheet (Detail) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Liabilities
Other long-term liabilities	$ 148,396	$ 146,297		$ 103,860
Accounting Standards Update 2016-02 [Member]
Assets
Other assets		98,839
Liabilities
Other accrued expenses		33,473
Other long-term liabilities		$ 65,366
Accounting Standards Update 2016-02 [Member] | Previously Reported [Member]
Assets
Other assets				25,577
Liabilities
Other accrued expenses				127,024
Other long-term liabilities				$ 103,860
Accounting Standards Update 2016-02 [Member] | Revision of Prior Period, Adjustment [Member]
Assets
Other assets			$ 124,416
Liabilities
Other accrued expenses			160,497
Other long-term liabilities			$ 169,226